ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of components of acquired intangible assets, net

	December 31,
	2012				2013
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(58,651)	—	—	58,651	(58,651)	—	—
Favorable lease	2,459,884	(1,668,799)	53,726	844,811	2,459,884	(2,431,861)	66,480	94,503

Total intangible assets with definite lives	2,518,535	(1,727,450)	53,726	844,811	2,518,535	(2,490,512)	66,480	94,503
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328,956	—	15,714	2,344,670	2,328,956	—	28,342	2,357,298

Total	4,847,491	(1,727,450)	69,440	3,189,481	4,847,491	(2,490,512)	94,822	2,451,801